Consolidated Schedule of Investments(a)
July 31, 2021
(Unaudited)
Shares		Value
Exchange-Traded Funds–48.17%
Invesco Emerging Markets Sovereign Debt ETF(b)	1,962,435	$54,222,079
Invesco Fundamental High Yield® Corporate Bond ETF(b)	2,020,600	39,462,318
Invesco High Yield Bond Factor ETF(b)	1,076,000	27,690,860
Invesco International Developed Dynamic Multifactor ETF(b)	4,910,000	130,715,002
Invesco Russell 1000 Dynamic Multifactor ETF(b)	4,826,160	225,912,550
Invesco Russell 2000 Dynamic Multifactor ETF(b)	1,075,600	42,516,854
Invesco Senior Loan ETF(b)	3,105,100	68,405,353
Xtrackers USD High Yield Corporate Bond ETF	2,209,125	88,961,464
Total Exchange-Traded Funds (Cost $565,060,238)		677,886,480
Common Stocks & Other Equity Interests–31.29%
Aerospace & Defense–0.55%
Airbus SE (France)(c)	43,425	5,957,293
CAE, Inc. (Canada)(c)	39,649	1,209,873
Howmet Aerospace, Inc.(c)	15,590	511,664
		7,678,830
Air Freight & Logistics–0.28%
InPost S.A. (Poland)(c)	17,080	334,580
United Parcel Service, Inc., Class B	9,978	1,909,390
ZTO Express Cayman, Inc. (China)	3,829	103,432
ZTO Express Cayman, Inc., ADR (China)	59,360	1,606,282
		3,953,684
Airport Services–0.01%
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B (Mexico)(c)	7,673	139,385
Apparel Retail–0.18%
Burlington Stores, Inc.(c)	3,166	1,059,977
Industria de Diseno Textil S.A. (Spain)	44,712	1,516,988
		2,576,965
Apparel, Accessories & Luxury Goods–2.13%
adidas AG (Germany)	6,397	2,323,822
Brunello Cucinelli S.p.A. (Italy)(c)	5,334	331,222
Burberry Group PLC (United Kingdom)	18,785	538,442
Cie Financiere Richemont S.A. (Switzerland)	36,845	4,719,049
Cie Financiere Richemont S.A., Wts., expiring 11/22/2023 (Switzerland)(c)	50,652	36,905
EssilorLuxottica S.A. (France)	2,586	488,122
Hermes International (France)	1,987	3,040,473
Kering S.A. (France)	10,373	9,313,994
LVMH Moet Hennessy Louis Vuitton SE (France)	8,888	7,112,698
Moncler S.p.A. (Italy)	9,726	669,760
PRADA S.p.A. (Italy)	177,700	1,390,510
		29,964,997
Shares		Value
Application Software–1.88%
Adobe, Inc.(c)	7,116	$4,423,519
Atlassian Corp. PLC, Class A(c)	2,928	951,951
Avalara, Inc.(c)	5,814	971,926
Bill.com Holdings, Inc.(c)	2,972	614,669
Dassault Systemes SE (France)	26,255	1,448,491
DocuSign, Inc.(c)	3,672	1,094,403
Five9, Inc.(c)	4,968	1,000,009
HubSpot, Inc.(c)	2,730	1,627,135
Intuit, Inc.	9,556	5,064,393
OneConnect Financial Technology Co. Ltd., ADR (China)(c)	26,352	208,971
Pegasystems, Inc.	4,076	520,261
Qualtrics International, Inc., Class A(c)	4,143	172,888
SAP SE (Germany)	36,357	5,214,537
Synopsys, Inc.(c)	6,097	1,755,875
Temenos AG (Switzerland)	2,704	429,802
Xero Ltd. (New Zealand)(c)	9,470	981,487
		26,480,317
Asset Management & Custody Banks–0.08%
KKR & Co., Inc., Class A	17,491	1,115,226
Auto Parts & Equipment–0.26%
Aptiv PLC(c)	6,925	1,155,436
Continental AG (Germany)(c)	11,601	1,576,691
Valeo (France)	30,653	886,115
		3,618,242
Automobile Manufacturers–0.14%
Geely Automobile Holdings Ltd. (China)	115,000	384,728
Volkswagen AG, Preference Shares (Germany)	6,707	1,636,670
		2,021,398
Automotive Retail–0.10%
Carvana Co.(c)	1,533	517,480
Lithia Motors, Inc., Class A	2,302	868,360
		1,385,840
Biotechnology–0.45%
Alnylam Pharmaceuticals, Inc.(c)	2,699	482,959
Ascendis Pharma A/S, ADR (Denmark)(c)	4,206	497,107
BeiGene Ltd., ADR (China)(c)	4,571	1,447,133
Brii Biosciences Ltd. (China)(c)	7,000	22,519
Brii Biosciences Ltd. (China)	25,000	76,404
CSL Ltd. (Australia)	4,932	1,047,013
Fate Therapeutics, Inc.(c)	2,017	167,008
Galapagos N.V. (Belgium)(c)	3,441	208,778
Innovent Biologics, Inc. (China)(c)(d)	47,000	479,958
Keymed Biosciences, Inc. (China)(c)(d)	17,263	131,158
Natera, Inc.(c)	4,122	472,052
Remegen Co. Ltd., H Shares (China)(c)(d)	10,359	132,682
Twist Bioscience Corp.(c)	402	49,466
uniQure N.V. (Netherlands)(c)	7,098	205,913
Veracyte, Inc.(c)	11,414	508,608

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Biotechnology–(continued)
Zai Lab Ltd., ADR (China)(c)	3,127	$452,196
		6,380,954
Brewers–0.30%
Ambev S.A. (Brazil)	211,494	675,709
Asahi Group Holdings Ltd. (Japan)	29,300	1,319,506
Budweiser Brewing Co. APAC Ltd. (China)(d)	165,200	461,791
Carlsberg A/S, Class B (Denmark)	9,383	1,736,419
		4,193,425
Broadcasting–0.04%
Zee Entertainment Enterprises Ltd. (India)	196,456	536,063
Building Products–0.36%
Advanced Drainage Systems, Inc.	4,589	560,271
Assa Abloy AB, Class B (Sweden)	44,147	1,415,523
Daikin Industries Ltd. (Japan)	5,900	1,226,457
Trane Technologies PLC	4,958	1,009,498
Trex Co., Inc.(c)	8,575	832,633
		5,044,382
Casinos & Gaming–0.53%
Boyd Gaming Corp.	9,452	538,764
Entain PLC (United Kingdom)(c)	131,586	3,319,300
Flutter Entertainment PLC (Ireland)(c)	10,992	1,878,679
Kangwon Land, Inc. (South Korea)(c)	21,627	487,557
Las Vegas Sands Corp.(c)	12,567	532,212
Wynn Macau Ltd. (Macau)(c)	529,600	681,650
		7,438,162
Communications Equipment–0.07%
Motorola Solutions, Inc.	4,280	958,378
Construction & Engineering–0.01%
Boskalis Westminster (Netherlands)	5,074	159,787
Construction Machinery & Heavy Trucks–0.21%
Epiroc AB, Class A (Sweden)	77,167	1,803,722
Komatsu Ltd. (Japan)	29,700	774,357
Oshkosh Corp.	3,414	408,144
		2,986,223
Construction Materials–0.21%
Eagle Materials, Inc.	2,880	407,002
James Hardie Industries PLC, CDI	68,149	2,296,755
PT Indocement Tunggal Prakarsa Tbk (Indonesia)	250,130	152,459
PT Semen Indonesia (Persero) Tbk (Indonesia)	218,100	116,312
		2,972,528
Consumer Electronics–0.18%
Sony Group Corp. (Japan)	24,100	2,515,588
Copper–0.03%
Freeport-McMoRan, Inc.	10,379	395,440
Data Processing & Outsourced Services–1.05%
Adyen N.V. (Netherlands)(c)(d)	478	1,301,508
Amadeus IT Group S.A. (Spain)(c)	28,022	1,834,513
Edenred (France)	35,264	2,048,449
Shares		Value
Data Processing & Outsourced Services–(continued)
Fidelity National Information Services, Inc.	7,815	$1,164,826
Marqeta, Inc., Class A(c)	12,336	330,975
Pagseguro Digital Ltd., Class A (Brazil)(c)	14,574	807,982
PayPal Holdings, Inc.(c)	8,994	2,478,117
StoneCo Ltd., Class A (Brazil)(c)	11,820	695,489
Visa, Inc., Class A	4,649	1,145,467
Worldline S.A. (France)(c)(d)	31,505	2,948,290
		14,755,616
Department Stores–0.15%
Lojas Renner S.A. (Brazil)	50,500	400,451
Next PLC (United Kingdom)(c)	15,561	1,703,552
		2,104,003
Distillers & Vintners–0.39%
Davide Campari-Milano N.V. (Italy)	104,774	1,474,821
Diageo PLC (United Kingdom)	47,060	2,334,683
Pernod Ricard S.A. (France)	7,792	1,719,788
		5,529,292
Diversified Banks–0.89%
Akbank T.A.S. (Turkey)	516,394	322,378
Banco Bradesco S.A., Preference Shares (Brazil)	8,920	41,532
Commercial International Bank Egypt S.A.E. (Egypt)(c)	157,312	571,949
Credicorp Ltd. (Peru)(c)	3,975	401,316
Grupo Aval Acciones y Valores S.A., ADR (Colombia)	29,445	153,703
HDFC Bank Ltd. (India)	4,353	83,763
ICICI Bank Ltd., ADR (India)	81,685	1,518,524
ING Groep N.V. (Netherlands)	167,321	2,142,633
Kotak Mahindra Bank Ltd. (India)(c)	137,400	3,065,836
Oversea-Chinese Banking Corp. Ltd. (Singapore)	120,600	1,091,186
PT Bank Central Asia Tbk (Indonesia)	337,500	696,712
PT Bank Rakyat Indonesia (Persero) Tbk (Indonesia)	975,300	250,438
Sberbank of Russia PJSC (Russia)	97,282	407,505
Societe Generale S.A. (France)	61,170	1,792,106
		12,539,581
Diversified Capital Markets–0.09%
UBS Group AG (Switzerland)	75,240	1,240,611
Diversified Chemicals–0.04%
Eastman Chemical Co.	5,086	573,294
Diversified Metals & Mining–0.56%
Anglo American PLC (South Africa)	65,411	2,897,777
BHP Group Ltd., ADR (Australia)	21,281	1,671,835
Grupo Mexico S.A.B. de C.V., Class B (Mexico)	539,292	2,471,024
Korea Zinc Co. Ltd. (South Korea)	1,622	771,971
		7,812,607
Diversified Real Estate Activities–0.20%
Ayala Land, Inc. (Philippines)	949,900	621,009
DLF Ltd. (India)	483,987	2,199,715
		2,820,724
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Diversified Support Services–0.04%
Copart, Inc.(c)	3,689	$542,283
Drug Retail–0.03%
Zur Rose Group AG (Switzerland)(c)	1,193	443,834
Education Services–0.01%
New Oriental Education & Technology Group, Inc., ADR (China)(c)	91,667	198,917
Electrical Components & Equipment–0.51%
AMETEK, Inc.	8,586	1,193,883
Ceres Power Holdings PLC (United Kingdom)(c)	937	13,134
Contemporary Amperex Technology Co. Ltd., A Shares (China)	2,000	170,695
Generac Holdings, Inc.(c)	3,740	1,568,406
Havells India Ltd. (India)	6,729	106,350
Nidec Corp. (Japan)	36,800	4,134,913
		7,187,381
Electronic Components–0.57%
Murata Manufacturing Co. Ltd. (Japan)	29,800	2,471,064
Omron Corp. (Japan)	15,600	1,334,603
Samsung Electro-Mechanics Co. Ltd. (South Korea)	9,662	1,618,125
Sunny Optical Technology Group Co. Ltd. (China)	6,800	206,109
TDK Corp. (Japan)	21,200	2,421,749
		8,051,650
Electronic Equipment & Instruments–0.47%
Keyence Corp. (Japan)	6,900	3,842,087
Trimble, Inc.(c)	15,175	1,297,462
Zebra Technologies Corp., Class A(c)	2,591	1,431,476
		6,571,025
Electronic Manufacturing Services–0.03%
Hon Hai Precision Industry Co. Ltd. (Taiwan)	104,000	410,687
Environmental & Facilities Services–0.12%
Rentokil Initial PLC (United Kingdom)	166,387	1,310,617
Waste Connections, Inc.	2,721	344,723
		1,655,340
Financial Exchanges & Data–0.60%
B3 S.A. - Brasil, Bolsa, Balcao (Brazil)	234,149	685,599
London Stock Exchange Group PLC (United Kingdom)	16,498	1,717,173
MSCI, Inc.	2,678	1,595,981
S&P Global, Inc.	10,485	4,495,129
		8,493,882
Food Retail–0.18%
Alimentation Couche-Tard, Inc., Class B (Canada)	33,492	1,350,042
CP ALL PCL, Foreign Shares (Thailand)	265,300	476,396
Kobe Bussan Co. Ltd. (Japan)	21,700	733,211
		2,559,649
Footwear–0.01%
Deckers Outdoor Corp.(c)	436	179,131
Shares		Value
General Merchandise Stores–0.06%
Dollarama, Inc. (Canada)	16,727	$787,681
Gold–0.14%
AngloGold Ashanti Ltd., ADR (Tanzania)	33,864	678,973
Northern Star Resources Ltd. (Australia)	69,647	524,426
Polyus PJSC (Russia)(c)	2,811	538,760
Polyus PJSC, GDR (Russia)(d)	2,834	271,436
		2,013,595
Health Care Equipment–0.81%
Ambu A/S, Class B (Denmark)	8,063	298,310
Boston Scientific Corp.(c)	11,511	524,902
IDEXX Laboratories, Inc.(c)	2,588	1,756,036
Insulet Corp.(c)	2,158	603,571
Intuitive Surgical, Inc.(c)	466	462,020
Masimo Corp.(c)	2,855	777,673
Medtronic PLC	21,922	2,878,578
ResMed, Inc.	6,621	1,799,588
Siemens Healthineers AG (Germany)(d)	33,938	2,242,424
		11,343,102
Health Care Facilities–0.04%
Tenet Healthcare Corp.(c)	7,065	507,550
Health Care Services–0.22%
Amedisys, Inc.(c)	1,932	503,518
Castle Biosciences, Inc.(c)	2,763	192,996
Dr Lal PathLabs Ltd. (India)(d)	15,510	742,289
Fresenius Medical Care AG & Co. KGaA (Germany)	12,556	991,309
Guardant Health, Inc.(c)	3,559	390,778
New Horizon Health Ltd. (China)(c)	23,500	215,429
		3,036,319
Health Care Supplies–0.26%
Align Technology, Inc.(c)	1,538	1,070,140
ConvaTec Group PLC (United Kingdom)(d)	96,954	319,215
Hoya Corp. (Japan)	6,200	875,385
West Pharmaceutical Services, Inc.	3,519	1,448,878
		3,713,618
Health Care Technology–0.08%
Veeva Systems, Inc., Class A(c)	3,345	1,112,915
Heavy Electrical Equipment–0.11%
Mitsubishi Electric Corp. (Japan)	114,900	1,555,371
Home Improvement Retail–0.09%
Floor & Decor Holdings, Inc., Class A(c)	9,957	1,214,854
Homebuilding–0.10%
Sekisui House Ltd. (Japan)	70,100	1,388,817
Homefurnishing Retail–0.09%
Nitori Holdings Co. Ltd. (Japan)	2,600	494,568
RH(c)	1,268	842,053
		1,336,621
Hotels, Resorts & Cruise Lines–0.33%
Hilton Worldwide Holdings, Inc.(c)	4,322	568,127
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Hotels, Resorts & Cruise Lines–(continued)
Huazhu Group Ltd., ADR (China)(c)	61,267	$2,755,789
Marriott International, Inc., Class A(c)	860	125,543
Trainline PLC (United Kingdom)(c)(d)	150,619	708,639
Trip.com Group Ltd., ADR (China)(c)	19,141	496,326
		4,654,424
Household Appliances–0.05%
SEB S.A. (France)	4,274	710,447
Household Products–0.01%
Blue Moon Group Holdings Ltd. (China)(d)	111,850	100,763
Human Resource & Employment Services–0.16%
Adecco Group AG (Switzerland)	8,031	481,094
Benefit One, Inc. (Japan)	3,000	98,863
Recruit Holdings Co. Ltd. (Japan)	32,700	1,691,044
		2,271,001
Hypermarkets & Super Centers–0.09%
Wal-Mart de Mexico S.A.B. de C.V., Series V (Mexico)	405,157	1,335,581
Industrial Conglomerates–0.52%
Hitachi Ltd. (Japan)	43,100	2,475,261
Melrose Industries PLC (United Kingdom)	621,102	1,380,666
Siemens AG (Germany)	14,895	2,325,528
SM Investments Corp. (Philippines)	60,714	1,106,264
		7,287,719
Industrial Gases–0.18%
Air Liquide S.A. (France)	14,866	2,584,276
Industrial Machinery–0.80%
Aalberts N.V. (Netherlands)	19,265	1,172,334
Atlas Copco AB, Class A (Sweden)	51,385	3,478,473
Chart Industries, Inc.(c)	2,122	329,865
FANUC Corp. (Japan)	4,100	918,244
IDEX Corp.	4,155	941,897
ITT, Inc.	8,456	827,927
Middleby Corp. (The)(c)	3,025	579,257
SKF AB, Class B (Sweden)	71,906	1,914,122
VAT Group AG (Switzerland)(d)	2,690	1,056,078
		11,218,197
Integrated Oil & Gas–0.15%
Repsol S.A. (Spain)	55,650	608,757
Royal Dutch Shell PLC, Class B, ADR (United Kingdom)	39,540	1,563,807
		2,172,564
Integrated Telecommunication Services–0.07%
Spark New Zealand Ltd. (New Zealand)	308,649	1,018,966
Interactive Home Entertainment–0.19%
Capcom Co. Ltd. (Japan)	9,600	264,594
Electronic Arts, Inc.	3,243	466,862
NetEase, Inc., ADR (China)	18,611	1,902,231
		2,633,687
Interactive Media & Services–2.16%
Adevinta ASA, Class B (France)(c)	37,690	724,556
Shares		Value
Interactive Media & Services–(continued)
Alphabet, Inc., Class A(c)	4,000	$10,778,120
Baidu, Inc., ADR (China)(c)	7,038	1,154,303
Facebook, Inc., Class A(c)	14,147	5,040,576
Kuaishou Technology (China)(c)(d)	29,600	398,398
Rightmove PLC (United Kingdom)	100,483	980,421
Tencent Holdings Ltd. (China)	125,917	7,770,507
Yandex N.V., Class A (Russia)(c)	46,896	3,185,645
Zillow Group, Inc., Class C(c)	3,288	349,383
		30,381,909
Internet & Direct Marketing Retail–1.08%
Alibaba Group Holding Ltd., ADR (China)(c)	4,391	857,079
Amazon.com, Inc.(c)	252	838,553
Americanas S.A. (Brazil)(c)	58,027	547,040
boohoo Group PLC (United Kingdom)(c)	287,887	1,043,843
Chewy, Inc., Class A(c)	11,520	964,224
Farfetch Ltd., Class A (United Kingdom)(c)	25,200	1,263,024
JD.com, Inc., ADR (China)(c)	54,106	3,835,033
Lojas Americanas S.A., Preference Shares (Brazil)	322,372	438,846
Meituan, B Shares (China)(c)(d)	75,400	2,089,566
Ocado Group PLC (United Kingdom)(c)	48,326	1,245,609
Pinduoduo, Inc., ADR (China)(c)	19,066	1,746,636
Shop Apotheke Europe N.V. (Netherlands)(c)(d)	2,585	388,267
		15,257,720
Internet Services & Infrastructure–0.20%
MongoDB, Inc.(c)	2,498	896,582
Shopify, Inc., Class A (Canada)(c)	565	848,225
Twilio, Inc., Class A(c)	2,804	1,047,546
		2,792,353
Investment Banking & Brokerage–0.02%
LPL Financial Holdings, Inc.	1,865	263,040
IT Consulting & Other Services–0.66%
EPAM Systems, Inc.(c)	6,175	3,456,765
Gartner, Inc.(c)	2,096	554,874
Globant S.A.(c)	4,080	975,773
Infosys Ltd. (India)	72,223	1,573,405
Tata Consultancy Services Ltd. (India)	63,191	2,691,702
		9,252,519
Leisure Facilities–0.03%
Vail Resorts, Inc.(c)	1,578	481,606
Life & Health Insurance–0.58%
AIA Group Ltd. (Hong Kong)	324,600	3,893,695
HDFC Life Insurance Co. Ltd. (India)(d)	25,094	224,216
Legal & General Group PLC (United Kingdom)	191,721	696,084
Ping An Insurance (Group) Co. of China Ltd., A Shares (China)	127,956	1,064,414
Prudential PLC (United Kingdom)	119,374	2,243,815
		8,122,224
Life Sciences Tools & Services–1.11%
Agilent Technologies, Inc.	12,812	1,963,183
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Life Sciences Tools & Services–(continued)
Avantor, Inc.(c)	40,511	$1,522,403
Bio-Rad Laboratories, Inc., Class A(c)	698	516,178
Charles River Laboratories International, Inc.(c)	4,918	2,001,233
Illumina, Inc.(c)	1,537	761,968
IQVIA Holdings, Inc.(c)	2,416	598,443
Lonza Group AG (Switzerland)	1,381	1,074,809
Maravai LifeSciences Holdings, Inc., Class A(c)	11,560	508,293
Mettler-Toledo International, Inc.(c)	605	891,594
Repligen Corp.(c)	3,757	923,095
Samsung Biologics Co. Ltd. (South Korea)(c)(d)	2,267	1,755,718
Sartorius Stedim Biotech (France)	2,435	1,389,576
Wuxi Biologics Cayman, Inc. (China)(c)(d)	110,800	1,691,468
		15,597,961
Movies & Entertainment–0.25%
CTS Eventim AG & Co. KGaA (Germany)(c)	16,198	1,101,738
Roku, Inc.(c)	1,637	701,143
Walt Disney Co. (The)(c)	9,988	1,758,088
		3,560,969
Office REITs–0.04%
Alexandria Real Estate Equities, Inc.	2,465	496,303
Oil & Gas Exploration & Production–0.33%
Novatek PJSC, GDR (Russia)(d)	20,704	4,606,586
Oil & Gas Refining & Marketing–0.13%
Reliance Industries Ltd. (India)	64,872	1,778,366
Other Diversified Financial Services–0.15%
FirstRand Ltd. (South Africa)	181,804	673,918
ORIX Corp. (Japan)	84,900	1,484,170
		2,158,088
Packaged Foods & Meats–0.12%
Barry Callebaut AG (Switzerland)	348	881,330
Freshpet, Inc.(c)	1,908	279,427
WH Group Ltd. (Hong Kong)	657,500	545,442
		1,706,199
Paper Packaging–0.07%
Avery Dennison Corp.	5,012	1,055,928
Personal Products–0.24%
L’Oreal S.A. (France)	3,356	1,537,269
Shiseido Co. Ltd. (Japan)	8,100	540,169
Unilever PLC (United Kingdom)	21,767	1,253,442
		3,330,880
Pharmaceuticals–0.37%
Catalent, Inc.(c)	9,169	1,098,538
Novo Nordisk A/S, Class B (Denmark)	37,682	3,490,411
Phathom Pharmaceuticals, Inc.(c)	7,752	248,839
Takeda Pharmaceutical Co. Ltd. (Japan)	11,273	374,735
		5,212,523
Shares		Value
Real Estate Development–0.06%
Godrej Properties Ltd. (India)(c)	12,615	$271,915
Oberoi Realty Ltd. (India)(c)	55,968	506,303
		778,218
Real Estate Operating Companies–0.07%
IWG PLC (Switzerland)(c)	145,647	634,696
SM Prime Holdings, Inc. (Philippines)	519,310	326,843
		961,539
Real Estate Services–0.03%
Jones Lang LaSalle, Inc.(c)	1,755	390,610
Regional Banks–0.14%
First Republic Bank	5,870	1,144,767
SVB Financial Group(c)	1,554	854,638
		1,999,405
Research & Consulting Services–0.32%
Dun & Bradstreet Holdings, Inc.(c)	6,840	143,366
Equifax, Inc.	7,230	1,884,138
Nihon M&A Center, Inc. (Japan)	33,800	941,650
SGS S.A. (Switzerland)	486	1,574,399
		4,543,553
Restaurants–0.47%
Alsea S.A.B. de C.V. (Mexico)	136,953	277,742
Chipotle Mexican Grill, Inc.(c)	318	592,574
Compass Group PLC (United Kingdom)(c)	56,520	1,194,062
Texas Roadhouse, Inc.	3,867	356,421
Yum China Holdings, Inc. (China)	66,886	4,159,640
		6,580,439
Security & Alarm Services–0.02%
Prosegur Cash S.A. (Spain)(d)	226,645	221,873
Semiconductor Equipment–0.42%
ASML Holding N.V. (Netherlands)	4,506	3,426,357
Enphase Energy, Inc.(c)	2,971	563,302
Entegris, Inc.	9,251	1,116,041
KLA Corp.	1,557	542,085
Teradyne, Inc.	2,560	325,120
		5,972,905
Semiconductors–1.69%
Alphawave IP Group PLC (United Kingdom)(c)	76,715	454,474
Analog Devices, Inc.	1,191	199,397
Infineon Technologies AG (Germany)	67,067	2,557,206
Marvell Technology, Inc.	9,649	583,861
Maxim Integrated Products, Inc.	26,857	2,683,283
Monolithic Power Systems, Inc.	4,342	1,950,687
NVIDIA Corp.	460	89,695
NXP Semiconductors N.V. (China)	3,259	672,625
QUALCOMM, Inc.	14,208	2,128,358
SK Hynix, Inc. (South Korea)	6,657	654,886
STMicroelectronics N.V. (Switzerland)	19,569	801,470
STMicroelectronics N.V., New York Shares (Switzerland)	23,676	977,109
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	485,000	10,098,937
		23,851,988
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Shares		Value
Soft Drinks–0.28%
Britvic PLC (United Kingdom)	70,857	$959,327
Fomento Economico Mexicano, S.A.B. de C.V., ADR (Mexico)	14,220	1,242,401
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO (Mexico)	201,338	1,756,654
		3,958,382
Specialized Finance–0.02%
ECN Capital Corp. (Canada)	41,771	351,217
Specialty Chemicals–0.23%
Akzo Nobel N.V. (Netherlands)	15,030	1,858,628
Sika AG (Switzerland)	3,991	1,405,551
		3,264,179
Specialty Stores–0.10%
Five Below, Inc.(c)	4,891	950,908
Tractor Supply Co.	2,752	497,920
		1,448,828
Steel–0.22%
Vale S.A., ADR (Brazil)	145,060	3,049,161
Systems Software–0.19%
Crowdstrike Holdings, Inc., Class A(c)	4,395	1,114,616
Microsoft Corp.	3,393	966,700
Zscaler, Inc.(c)	2,339	551,793
		2,633,109
Technology Hardware, Storage & Peripherals–0.17%
Samsung Electronics Co. Ltd. (South Korea)	34,947	2,389,819
Thrifts & Mortgage Finance–0.35%
Housing Development Finance Corp. Ltd. (India)	148,280	4,885,942
Tobacco–0.12%
Swedish Match AB (Sweden)	190,266	1,703,454
Trading Companies & Distributors–0.27%
Electrocomponents PLC (United Kingdom)	43,026	607,838
Ferguson PLC	7,156	1,003,149
Marubeni Corp. (Japan)	201,700	1,728,148
SiteOne Landscape Supply, Inc.(c)	2,650	463,167
		3,802,302
Trucking–0.09%
Full Truck Alliance Co. Ltd., ADR (China)(c)	22	208
Old Dominion Freight Line, Inc.	4,760	1,281,154
		1,281,362
Total Common Stocks & Other Equity Interests (Cost $327,649,288)		440,306,848
Principal Amount		Value
U.S. Treasury Securities–17.77%
U.S. Treasury Notes–17.77%
1.63%, 02/15/2026(e)	$38,920,000	$40,648,595
2.75%, 02/15/2028(e)	65,488,000	73,065,166
1.13%, 02/15/2031(e)	137,440,000	136,269,613
Total U.S. Treasury Securities (Cost $240,905,605)		249,983,374
Shares
Preferred Stocks–0.34%
Broadcasting–0.00%
Zee Entertainment Enterprises Ltd., 6.00%, Pfd.	629,697	17,009
Diversified Banks–0.02%
Socium Re Ltd., Series 2019-1, Pfd.(f)	264,345	263,584
Diversified Support Services–0.13%
Harambee Re Ltd., Pfd.(f)	4,564	61,314
Kinesis Re I Ltd., Series 2019-1, Pfd.(f)	116,394	203,183
Lion Rock Re Ltd., Pfd.(b)(f)	375	150,776
Lorenz Re Ltd., Pfd.(f)	751	80,560
Mt. Logan Re Ltd., Pfd.(f)	1,737	1,111,544
Thopas Re Ltd., Pfd.(f)	1,421	159,573
Turing Re Ltd., Series 2019-1, Pfd.(d)(f)	13,285	48,875
Viribus Re Ltd., Pfd.(f)	457,088	39,443
		1,855,268
Specialized Consumer Services–0.19%
Grab Holdings, Inc., Class H, Pfd., (Acquired 06/18/2019; Cost $1,319,169)(f)(g)	214,050	2,681,450
Total Preferred Stocks (Cost $6,563,396)		4,817,311
Principal Amount
Event-Linked Bonds–0.11%
Diversified Support Services–0.00%
Alturas RE Segregated Account (Multinational), Catastrophe Linked Notes, 0.00%, 12/31/2022(d)(f)(h)	$15,000	0
Other Diversified Financial Services–0.11%
Eden RE II Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 03/22/2023(d)(f)(h)	10,800	217,483
Limestone Re Ltd. (Multinational), Class A, Catastrophe Linked Notes, 0.00%, 09/09/2022(d)(f)(h)	15,621	94,353
Sector Re V Ltd. (Multinational), Series 2019-1, Class A, Catastrophe Linked Notes, 0.00%, 03/01/2024(d)(f)(h)	1,800,000	1,090,419
Versutus Ltd. (Multinational), Catastrophe Linked Notes, 0.00%, 12/31/2022(f)(h)	99,014	108,629
		1,510,884
Total Event-Linked Bonds (Cost $1,940,435)		1,510,884
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Principal Amount		Value
U.S. Dollar Denominated Bonds & Notes–0.02%
Health Care Services–0.02%
Omnicare, Inc., 4.75%, 12/01/2022 (Cost $210,282)	$210,000	$218,145
Shares
Money Market Funds–0.41%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(i)	1,972,192	1,972,192
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(b)(i)	1,516,425	1,517,032
Shares		Value
Money Market Funds–(continued)
Invesco Treasury Portfolio, Institutional Class, 0.01%(b)(i)	2,253,933	$2,253,933
Total Money Market Funds (Cost $5,743,157)		5,743,157
TOTAL INVESTMENTS IN SECURITIES–98.11% (Cost $1,148,072,401)		1,380,466,199
OTHER ASSETS LESS LIABILITIES—1.89%		26,653,938
NET ASSETS–100.00%		$1,407,120,137
Investment Abbreviations:
ADR	– American Depositary Receipt
CDI	– CREST Depository Interest
CPO	– Certificates of Ordinary Participation
ETF	– Exchange-Traded Fund
GDR	– Global Depositary Receipt
Pfd.	– Preferred
REIT	– Real Estate Investment Trust
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value July 31, 2021	Dividend Income
Invesco Emerging Markets Sovereign Debt ETF	$21,505,258	$33,094,800	$-	$(377,979)	$-	$54,222,079	$1,737,884
Invesco Fundamental High Yield® Corporate Bond ETF	37,482,130	-	-	1,980,188	-	39,462,318	1,054,208
Invesco High Yield Bond Factor ETF	-	27,222,800	-	468,060	-	27,690,860	717,315
Invesco International Developed Dynamic Multifactor ETF	-	126,039,700	-	4,675,302	-	130,715,002	1,407,844
Invesco Master Event-Linked Bond Fund, Class R6	108,254,344	1,049,781	(103,924,299)	(2,682,189)	(2,697,637)	-	1,025,417
Invesco Russell 1000 Dynamic Multifactor ETF	223,621,167	-	(92,389,882)	64,508,520	30,172,745	225,912,550	2,325,288
Invesco Russell 2000 Dynamic Multifactor ETF	39,495,299	-	(21,031,221)	17,356,780	6,695,996	42,516,854	299,622
Invesco Senior Loan ETF	-	68,660,673	-	(255,320)	-	68,405,353	1,504,001
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	4	136,616,301	(134,644,113)	-	-	1,972,192	975
Invesco Liquid Assets Portfolio, Institutional Class	-	97,583,072	(96,066,117)	-	77	1,517,032	810
Invesco Treasury Portfolio, Institutional Class	5	156,132,915	(153,878,987)	-	-	2,253,933	448
Investments in Other Affiliates:
Lion Rock Re Ltd., Pfd.	373,253	-	-	(222,477)	-	150,776	143,348
Total	$430,731,460	$646,400,042	$(601,934,619)	$85,450,885	$34,171,181	$594,818,949	$10,217,160

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

(c)	Non-income producing security.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $23,723,453, which represented 1.69% of the Fund’s Net Assets.
(e)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts.
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The value of this security at July 31, 2021 represented less than 1% of the Fund’s Net Assets.
(h)	Zero coupon bond issued at a discount.
(i)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
E-Mini S&P 500 Index	691	September-2021	$151,657,225	$3,201,770	$3,201,770
MSCI Emerging Market Index	67	September-2021	4,280,295	(289,551)	(289,551)
S&P/TSX 60 Index	73	September-2021	14,188,073	208,023	208,023
SPI 200 Index	102	September-2021	13,660,621	82,096	82,096
Subtotal				3,202,338	3,202,338
Interest Rate Risk
U.S. Treasury 10 Year Notes	598	September-2021	80,402,969	1,464,300	1,464,300
Subtotal—Long Futures Contracts				4,666,638	4,666,638
Short Futures Contracts
Equity Risk
E-Mini Russell 2000 Index	372	September-2021	(41,321,760)	782,538	782,538
EURO STOXX 600 Index	502	September-2021	(13,714,301)	(524,871)	(524,871)
Nikkei 225 Index	48	September-2021	(11,966,638)	241,175	241,175
Subtotal—Short Futures Contracts				498,842	498,842
Total Futures Contracts				$5,165,480	$5,165,480

(a)	Futures contracts collateralized by $4,336,758 cash held with Merrill Lynch International, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/15/2021	Bank of America, N.A.	USD	12,601,084	RUB	933,230,000	$82,346
09/15/2021	Barclays Bank PLC	CHF	13,280,000	USD	14,724,604	48,259
09/15/2021	Barclays Bank PLC	CNY	254,020,000	USD	39,449,919	293,413
09/15/2021	Barclays Bank PLC	CZK	418,680,000	USD	19,932,274	468,919
09/15/2021	BNP Paribas S.A.	NZD	28,930,000	USD	20,624,628	472,578
09/15/2021	BNP Paribas S.A.	SEK	212,040,000	USD	25,475,520	835,401
09/15/2021	Citibank, N.A.	TWD	711,880,000	USD	25,971,543	462,192
09/15/2021	Citibank, N.A.	USD	3,467,259	RUB	262,490,000	100,214
09/15/2021	Citibank, N.A.	USD	18,330,951	TRY	166,720,000	1,020,753
09/15/2021	Citibank, N.A.	USD	27,201,310	TWD	761,840,000	98,297
10/04/2021	Citibank, N.A.	BRL	10,150,000	USD	1,946,018	13,034
10/04/2021	Citibank, N.A.	USD	5,273,123	BRL	28,000,000	59,246
09/15/2021	Deutsche Bank AG	USD	3,742,859	INR	282,380,000	35,662
09/15/2021	Deutsche Bank AG	USD	5,344,926	TWD	150,000,000	30,141
09/14/2021	Goldman Sachs International	USD	1,690,591	ILS	5,500,000	11,366
09/15/2021	Goldman Sachs International	KRW	37,977,000,000	USD	33,972,037	1,057,642
09/15/2021	Goldman Sachs International	USD	6,553,855	INR	494,200,000	59,026
09/15/2021	Goldman Sachs International	USD	4,926,416	JPY	543,330,000	27,860
09/15/2021	J.P. Morgan Chase Bank, N.A.	INR	167,500,000	USD	2,241,342	28
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/15/2021	J.P. Morgan Chase Bank, N.A.	PEN	5,080,000	USD	1,356,330	$105,565
09/15/2021	Morgan Stanley and Co. International PLC	AUD	10,790,000	USD	8,261,495	341,649
09/15/2021	Morgan Stanley and Co. International PLC	CLP	14,364,000,000	USD	20,062,853	1,158,814
09/15/2021	Morgan Stanley and Co. International PLC	EUR	4,835,000	USD	5,874,538	134,186
09/15/2021	Morgan Stanley and Co. International PLC	GBP	14,370,000	USD	20,259,575	283,157
09/15/2021	Morgan Stanley and Co. International PLC	NZD	2,210,000	USD	1,546,388	6,947
09/15/2021	Morgan Stanley and Co. International PLC	PHP	1,050,430,000	USD	21,794,058	819,606
09/15/2021	Morgan Stanley and Co. International PLC	USD	19,027,820	CLP	14,507,000,000	64,418
09/15/2021	Morgan Stanley and Co. International PLC	USD	24,035,214	CNY	156,900,000	150,503
09/15/2021	Morgan Stanley and Co. International PLC	USD	4,560,602	JPY	502,600,000	22,284
09/15/2021	Morgan Stanley and Co. International PLC	USD	1,407,583	PLN	5,475,000	13,776
09/15/2021	Morgan Stanley and Co. International PLC	ZAR	33,455,000	USD	2,416,047	144,961
09/15/2021	UBS AG	PLN	7,450,000	USD	2,019,224	85,137
09/15/2021	UBS AG	USD	13,767,533	CNY	89,800,000	74,898
09/15/2021	UBS AG	USD	6,479,026	EUR	5,480,000	27,102
Subtotal—Appreciation						8,609,380
Currency Risk
09/15/2021	BNP Paribas S.A.	DKK	9,750,000	USD	1,549,847	(6,116)
09/15/2021	BNP Paribas S.A.	MXN	105,540,000	USD	5,178,575	(92,791)
09/15/2021	BNP Paribas S.A.	USD	38,471,044	CAD	46,575,000	(1,140,101)
09/15/2021	BNP Paribas S.A.	USD	1,131,329	DKK	6,925,000	(26,196)
09/15/2021	BNP Paribas S.A.	USD	20,588,096	NOK	172,570,000	(1,052,796)
09/15/2021	BNP Paribas S.A.	USD	17,077,620	SGD	22,700,000	(325,188)
09/15/2021	Citibank, N.A.	ARS	26,980,000	USD	260,500	(9,671)
09/15/2021	Citibank, N.A.	KRW	2,112,700,000	USD	1,830,858	(204)
09/15/2021	Citibank, N.A.	USD	3,473,742	INR	256,020,000	(47,943)
09/15/2021	Citibank, N.A.	USD	5,141,856	KRW	5,930,000,000	(2,368)
09/15/2021	Deutsche Bank AG	USD	1,249,327	ZAR	18,330,000	(4,998)
09/14/2021	Goldman Sachs International	ILS	6,900,000	USD	2,125,465	(9,718)
09/15/2021	Goldman Sachs International	USD	8,783,220	KRW	10,100,000,000	(29,622)
09/15/2021	J.P. Morgan Chase Bank, N.A.	HUF	5,950,000,000	USD	19,407,526	(251,646)
09/15/2021	Morgan Stanley and Co. International PLC	USD	915,243	HKD	7,100,000	(1,520)
09/15/2021	Morgan Stanley and Co. International PLC	USD	19,171,707	IDR	277,683,000,000	(28,499)
09/15/2021	Morgan Stanley and Co. International PLC	USD	776,394	MYR	3,210,000	(20,040)
09/15/2021	Morgan Stanley and Co. International PLC	USD	2,228,942	ZAR	32,320,000	(34,906)
10/04/2021	Morgan Stanley and Co. International PLC	USD	15,368,734	BRL	77,045,000	(696,151)
09/15/2021	Standard Chartered PLC	CNY	103,970,000	USD	15,973,120	(53,578)
08/03/2021	State Street Bank & Trust Co.	USD	8,879	CAD	11,055	(18)
09/15/2021	UBS AG	USD	531,422	THB	16,630,000	(25,567)
Subtotal—Depreciation						(3,859,637)
Total Forward Foreign Currency Contracts						$4,749,743

Open Over-The-Counter Total Return Swap Agreements(a)(b)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Receive	MSCI ACWI ex USA Growth Net	3 mo. USD LIBOR + 0.37%	Quarterly	769,540	May—2022	$247,484,064	$—	$4,932,752	$4,932,752
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Open Over-The-Counter Total Return Swap Agreements(a)(b)—(continued)
Counterparty	Pay/ Receive	Reference Entity	Floating Rate Index	Payment Frequency	Number of Contracts	Maturity Date	Notional Value	Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Equity Risk
Goldman Sachs International	Pay	MSCI ACWI Daily Total Return Net ex USA USD	3 mo. USD LIBOR + 0.04%	Quarterly	804,426	May—2022	$247,166,324	$—	$(7,726,536)	$(7,726,536)
Goldman Sachs International	Receive	Russell Midcap Growth Total Return Index	3 mo. USD LIBOR + 0.10%	Quarterly	12,850	September—2021	69,785,549	—	(1,283,920)	(1,283,920)
Subtotal — Depreciation								—	(9,010,456)	(9,010,456)
Total — Total Return Swap Agreements								$—	$(4,077,704)	$(4,077,704)

(a)	Open Over-The-Counter Total Return Swap Agreements are collateralized by cash held with the swap Counterparties in the amount of $6,090,000.
(b)	The Fund receives or pays payments based on any positive or negative return on the Reference Entity, respectively.

Abbreviations:
ARS	—Argentina Peso
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
ILS	—Israel Shekel
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PEN	—Peruvian Sol
PHP	—Philippines Peso
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Global Allocation Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$677,886,480	$—	$—	$677,886,480
Common Stocks & Other Equity Interests	187,070,333	253,236,515	—	440,306,848
U.S. Treasury Securities	—	249,983,374	—	249,983,374
Preferred Stocks	17,009	—	4,800,302	4,817,311
Event-Linked Bonds	—	—	1,510,884	1,510,884
U.S. Dollar Denominated Bonds & Notes	—	218,145	—	218,145
Money Market Funds	5,743,157	—	—	5,743,157
Total Investments in Securities	870,716,979	503,438,034	6,311,186	1,380,466,199
Other Investments - Assets*
Futures Contracts	5,979,902	—	—	5,979,902
Forward Foreign Currency Contracts	—	8,609,380	—	8,609,380
Swap Agreements	—	4,932,752	—	4,932,752
	5,979,902	13,542,132	—	19,522,034
Other Investments - Liabilities*
Futures Contracts	(814,422)	—	—	(814,422)
Forward Foreign Currency Contracts	—	(3,859,637)	—	(3,859,637)
Swap Agreements	—	(9,010,456)	—	(9,010,456)
	(814,422)	(12,870,093)	—	(13,684,515)
Total Other Investments	5,165,480	672,039	—	5,837,519
Total Investments	$875,882,459	$504,110,073	$6,311,186	$1,386,303,718

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation).
Invesco Global Allocation Fund